Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.69947%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,839,811.66

Principal:
Principal Collections	$22,095,258.89
Prepayments in Full	$9,697,408.83
Liquidation Proceeds	$376,101.65
Recoveries	$50,100.21
Sub Total	$32,218,869.58
Collections	$34,058,681.24

Purchase Amounts:
Purchase Amounts Related to Principal	$293,621.02
Purchase Amounts Related to Interest	$958.65
Sub Total	$294,579.67

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,353,260.91

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,353,260.91
Servicing Fee	$714,239.09	$714,239.09	$0.00	$0.00	$33,639,021.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$33,639,021.82
Interest - Class A-2a Notes	$114,952.92	$114,952.92	$0.00	$0.00	$33,524,068.90
Interest - Class A-2b Notes	$89,251.77	$89,251.77	$0.00	$0.00	$33,434,817.13
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$33,051,025.46
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$32,909,193.79
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,909,193.79
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$32,852,219.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,852,219.12
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$32,809,839.54
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,809,839.54
Regular Principal Payment	$29,944,433.78	$29,944,433.78	$0.00	$0.00	$2,865,405.76
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,865,405.76
Residual Released to Depositor	$0.00	$2,865,405.76	$0.00	$0.00	$0.00
Total		$34,353,260.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,944,433.78
Total					$29,944,433.78
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,299,458.33	$64.30	$114,952.92	$0.36	$20,414,411.25	$64.66
Class A-2b Notes	$9,644,975.45	$64.30	$89,251.77	$0.60	$9,734,227.22	$64.90
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$29,944,433.78	$22.73	$829,182.28	$0.63	$30,773,616.06	$23.36

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$132,637,986.68	0.4201393	$112,338,528.35	0.3558395
Class A-2b Notes	$63,020,899.59	0.4201393	$53,375,924.14	0.3558395
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$760,598,886.27	0.5773748	$730,654,452.49	0.5546438

Pool Information
Weighted Average APR	2.397%	2.385%
Weighted Average Remaining Term	44.35	43.51
Number of Receivables Outstanding	42,801	42,017
Pool Balance	$857,086,909.14	$823,915,763.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$792,651,972.28	$762,209,971.31
Pool Factor	0.5993622	0.5761656

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$12,358,736.45
Yield Supplement Overcollateralization Amount	$61,705,792.17
Targeted Overcollateralization Amount	$93,261,310.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$93,261,310.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$708,755.27
(Recoveries)		54	$50,100.21
Net Loss for Current Collection Period			$658,655.06
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9222%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5249%
Second Prior Collection Period			0.5994%
Prior Collection Period			0.7520%
Current Collection Period			0.9404%
Four Month Average (Current and Prior Three Collection Periods)			0.7042%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,467	$5,751,664.09
(Cumulative Recoveries)			$369,870.42
Cumulative Net Loss for All Collection Periods			$5,381,793.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3763%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,920.70
Average Net Loss for Receivables that have experienced a Realized Loss			$3,668.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	432	$9,897,160.43
61-90 Days Delinquent	0.11%	36	$923,602.32
91-120 Days Delinquent	0.03%	11	$252,954.05
Over 120 Days Delinquent	0.03%	9	$256,861.36
Total Delinquent Receivables	1.38%	488	$11,330,578.16

Repossession Inventory:
Repossessed in the Current Collection Period		37	$980,603.98
Total Repossessed Inventory		65	$1,684,626.53

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1400%
Prior Collection Period			0.1659%
Current Collection Period			0.1333%
Three Month Average			0.1464%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1740%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	January 2018
Payment Date	2/15/2018
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer